Restructuring, Impairment, and Plant Closing and Transition Costs (Tables)	6 Months Ended
Jun. 30, 2022
Restructuring and Related Activities [Abstract]
Schedule of Accrued Restructuring Costs
As of June 30, 2022 and December 31, 2021, current and non-current accrued restructuring costs by type of cost and year of initiative consisted of the following:

	Workforce reductions(1)	Other restructuring costs	Total(2)
Accrued restructuring costs as of December 31, 2021	$22	$—	$22
2022 charges for 2018 and prior initiatives	1	7	8
2022 charges for 2019 initiatives	2	—	2
2022 payments for 2018 and prior initiatives	(1)	(7)	(8)
2022 payments for 2019 initiatives	(1)	—	(1)
2022 payments for 2020 initiatives	(11)	—	(11)
Foreign currency effect on liability balance	(1)	—	(1)
Accrued restructuring costs as of June 30, 2022	$11	$—	$11

(1)The total workforce reduction reserves of $11 million relate to the termination of 99 positions, of which 37 positions have been terminated but require future payment as of June 30, 2022.
(2)Accrued liabilities remaining at June 30, 2022 and December 31, 2021 by year of initiatives were as follows:

	June 30, 2022	December 31, 2021
2018 initiatives and prior	$7	$8
2019 initiatives	1	—
2020 initiatives	3	14
Total	$11	$22

Schedule of Accrued Liabilities by Year of Initiatives	Accrued liabilities remaining at June 30, 2022 and December 31, 2021 by year of initiatives were as follows:

	June 30, 2022	December 31, 2021
2018 initiatives and prior	$7	$8
2019 initiatives	1	—
2020 initiatives	3	14
Total	$11	$22

Schedule of Accrued Restructuring Costs by Segment and Initiative	Details with respect to our reserves for restructuring are provided below by segment and initiative:

	Titanium Dioxide	Performance Additives	Total
Accrued restructuring costs as of December 31, 2021	$21	$1	$22
2022 charges for 2018 and prior initiatives	8	—	8
2022 charges for 2019 initiatives	1	1	2
2022 payments for 2018 and prior initiatives	(8)	—	(8)
2022 payments for 2019 initiatives	—	(1)	(1)
2022 payments for 2020 initiatives	(11)	—	(11)
Foreign currency effect on liability balance	(1)	—	(1)
Accrued restructuring costs as of June 30, 2022	$10	$1	$11
Current portion of restructuring reserves	$6	$1	$7
Long-term portion of restructuring reserves	$4	$—	$4

Schedule of Restructuring, Impairment and Plant Closing and Transition Costs	Details with respect to restructuring, impairment and plant closing and transition costs for the three and six months ended June 30, 2022 and 2021 are provided below:

	Three months ended June 30,		Six months ended June 30,
	2022	2021	2022	2021
Cash restructuring charges	$5	$6	$10	$20
Accelerated depreciation	—	—	2	—
Other plant closure costs	—	5	4	5
Total Restructuring, Impairment and Plant Closing and Transition Costs	$5	$11	$16	$25